Risk Report - Asset Quality - Financial Assets at amortized cost and Allowances by Region (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	€ 764,298	€ 699,393
Allowance for Credit Losses	4,895	4,946
Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	711,021	651,637
Allowance for Credit Losses	440	544
Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	40,653	35,372
Allowance for Credit Losses	532	648
Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	11,326	10,655
Allowance for Credit Losses	3,740	3,614
Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	1,297	1,729
Allowance for Credit Losses	182	139
Germany [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	338,773	315,580
Allowance for Credit Losses	2,156	2,098
Germany [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	317,217	293,760
Allowance for Credit Losses	191	252
Germany [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	17,941	17,709
Allowance for Credit Losses	298	356
Germany [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	3,581	3,840
Allowance for Credit Losses	1,653	1,438
Germany [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	33	270
Allowance for Credit Losses	14	52
Western Europe (excluding Germany) [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	148,000	142,522
Allowance for Credit Losses	2,050	2,048
Western Europe (excluding Germany) [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	134,187	130,592
Allowance for Credit Losses	134	152
Western Europe (excluding Germany) [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	9,224	7,639
Allowance for Credit Losses	156	215
Western Europe (excluding Germany) [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	3,652	3,188
Allowance for Credit Losses	1,610	1,603
Western Europe (excluding Germany) [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	937	1,103
Allowance for Credit Losses	150	77
Eastern Europe [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	7,412	5,480
Allowance for Credit Losses	59	51
Eastern Europe [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	6,818	5,175
Allowance for Credit Losses	2	7
Eastern Europe [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	494	214
Allowance for Credit Losses	4	2
Eastern Europe [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	99	90
Allowance for Credit Losses	53	42
Eastern Europe [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	0	0
North America [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	185,703	153,362
Allowance for Credit Losses	304	366
North America [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	174,574	144,876
Allowance for Credit Losses	53	77
North America [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	8,853	6,303
Allowance for Credit Losses	55	57
North America [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	2,131	2,079
Allowance for Credit Losses	180	225
North America [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	145	105
Allowance for Credit Losses	16	7
Central and South America [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	4,318	4,258
Allowance for Credit Losses	18	40
Central and South America [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	3,908	3,731
Allowance for Credit Losses	3	4
Central and South America [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	206	146
Allowance for Credit Losses	0	4
Central and South America [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	197	374
Allowance for Credit Losses	13	32
Central and South America [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	7	7
Allowance for Credit Losses	2	0
Asia/Pacific [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	62,990	61,081
Allowance for Credit Losses	282	318
Asia/Pacific [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	58,984	57,197
Allowance for Credit Losses	45	31
Asia/Pacific [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	2,351	2,691
Allowance for Credit Losses	8	13
Asia/Pacific [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	1,518	973
Allowance for Credit Losses	227	273
Asia/Pacific [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	137	219
Allowance for Credit Losses	2	2
Africa [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	3,439	2,845
Allowance for Credit Losses	16	7
Africa [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	2,081	2,617
Allowance for Credit Losses	3	5
Africa [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	1,319	218
Allowance for Credit Losses	11	1
Africa [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	39	11
Allowance for Credit Losses	1	1
Africa [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	0	0
Other countries [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	13,664	14,265
Allowance for Credit Losses	11	16
Other countries [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	13,252	13,689
Allowance for Credit Losses	10	15
Other countries [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	263	453
Allowance for Credit Losses	0	1
Other countries [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	110	99
Allowance for Credit Losses	2	0
Other countries [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	38	24
Allowance for Credit Losses	€ (2)	€ 0